Intangible Assets, Net - Schedule of Amortization Amount of Intangible Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amortization Amount of Intangible Asset [Abstract]
2025	$ 3,767
2026	3,767
2027	3,803
2028	3,306
2029 and thereafter	25,888
Total	$ 40,531	$ 20,255